UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 3,466		$ 1,187	$ 4,595
Restricted cash	25		35	25
Prepaid expenses	1,683		966	335
Other current assets	63		62	24
TOTAL CURRENT ASSETS	5,237		2,250	4,979
NON-CURRENT ASSETS:
Restricted cash	53		48	25
Long-term deposit	5		5	5
Property and equipment, net	30		30	49
Operating lease right-of-use asset	472		530	198
TOTAL NON-CURRENT ASSETS	560		613	277
TOTAL ASSETS	5,797		2,863	5,256
CURRENT LIABILITIES:
Trade payables	692		929	319
Current maturities of operating lease liability	171		158	112
Warrants to preferred shares (including $0 and $186 due to related party, as of December 31, 2024 and December 31, 2023, respectively)			0	200
Employee related obligations	628		642	207
Accrued expenses and other accounts payable	659		788	1,358
Private warrants to purchase ordinary shares (including $1 and $0 due to related party, as of December 31, 2024 and December 31, 2023, respectively)		[1]	2	0
Underwriters Promissory Note	0		1,004	0
TOTAL CURRENT LIABILITIES	2,150		3,523	2,196
NON-CURRENT LIABILITIES:
Long-term operating lease liability	337		368	59
Related Party Promissory Note	3,190		2,961	0
TOTAL NON-CURRENT LIABILITIES	3,527		3,329	59
TOTAL LIABILITIES	5,677		6,852	2,255
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES			0	15,057
CONTINGENTLY REDEEMABLE NON-CONTROLLING INTERESTS			0	3,420
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES AND CONTINGENTLY REDEEMABLE NON-CONTROLLING INTERESTS			0	18,477
CAPITAL DEFICIENCY:
Ordinary shares ($0.0135 par value per share, 1,481,482 shares authorized as of December 31, 2024 and 2023; 123,290 and 6,516 shares issued and outstanding as of December 31, 2024 and 2023, respectively)	8		2		[2]
Additional paid-in capital	47,604		39,263	11,335
Accumulated deficit	(47,492)		(43,254)	(26,811)
TOTAL CAPITAL DEFICIENCY	120		(3,989)	(15,476)
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES AND CONTINGENTLY REDEEMABLE NON-CONTROLLING INTERESTS, NET OF CAPITAL DEFICIENCY	120		(3,989)	3,001
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED SHARES AND NON-CONTROLLING INTEREST, NET OF CAPITAL DEFICIENCY	$ 5,797		$ 2,863	$ 5,256

[1]	Represents an amount less than $1
[2]	Represents an amount less than $1